PGIM Jennison Small-Cap Core Equity Fund Annual Fund Operating Expenses - PGIM Jennison Small-Cap Core Equity Fund	Jul. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2027
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.28%
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(1.08%)
Net Expenses (as a percentage of Assets)	0.95%	[1]

[1]	PGIM Investments LLC (“PGIM Investments” or the “Manager”) has contractually agreed, through November 30, 2027, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. This waiver may not be terminated prior to November 30, 2027 without the prior approval of the Fund’s Board of Trustees.